UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 2402

John Hancock Sovereign Bond Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Michael J. Leary, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4490

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Bond Fund

QUARTERLY PORTFOLIO HOLDINGS

8.31.2009

John Hancock Bond Fund
Securities owned by the Fund on
August 31, 2009 (Unaudited)

U.S. Government & Agency Securities 23.16%				$190,223,271
(Cost $185,855,715)
		Maturity
Issuer	Rate	date	Par value	Value

U.S. Government 5.37%				44,072,338
United States Treasury,
Bond	4.250%	05/15/39	10,420,000	10,535,599
Note	3.625	08/15/19	1,175,000	1,197,031
Note	2.625	06/30/14	15,850,000	16,056,795
Note	2.625	07/31/14	11,225,000	11,358,297
Note	2.375	08/31/14	1,500,000	1,499,004
Note	1.375	04/15/12	3,420,000	3,425,612

U.S. Government Agency 17.79%				146,150,933
Federal Farm Credit Bank,
Bond	2.625	04/17/14	2,615,000	2,605,413
Federal Home Loan Mortgage Corp.,
30 Yr Pass Thru Ctf	11.250	01/01/16	24,388	28,184
30 Yr Pass Thru Ctf	5.000	07/01/35	7,553,755	7,788,335
30 Yr Pass Thru Ctf	5.000	09/01/35	901,179	929,165
Note	1.750	06/15/12	795,000	795,939
Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf	4.000	06/01/24	29,831,577	30,162,523
30 Yr Pass Thru Ctf	5.500	05/01/35	18,025,306	18,885,030
30 Yr Pass Thru Ctf (P)	5.328	12/01/38	2,225,691	2,325,380
30 Yr Pass Thru Ctf	5.000	11/01/33	3,926,430	4,056,033
30 Yr Pass Thru Ctf	5.000	03/01/38	8,785,621	9,031,687
30 Yr Pass Thru Ctf	5.000	03/01/38	15,711,659	16,151,708
30 Yr Pass Thru Ctf	5.000	05/01/38	19,522,933	20,069,728
30 Yr Pass Thru Ctf (P)	4.899	12/01/38	3,257,357	3,403,029
30 Yr Pass Thru Ctf (P)	5.317	12/01/38	4,126,163	4,341,471
Bond	4.000	07/01/24	21,562,296	21,801,504
STRIPS	Zero	02/01/15	2,020,000	1,546,600
Government National Mortgage Assn.,
30 Yr Pass Thru Ctf	10.500	01/15/16	9,666	11,070
30 Yr Pass Thru Ctf	10.000	06/15/20	23,754	27,594
30 Yr Pass Thru Ctf	10.000	11/15/20	10,188	11,866
Small Business Administration CMBS Trust,
Sub Bond Ser 2005-1A Class E (S)	6.706	11/15/35	138	134
Sub Bond Ser 2006-1A Class H (S)	7.389	11/15/36	1,373,000	1,345,540
Sub Bond Ser 2006-1A Class J (S)	7.825	11/15/36	850,000	833,000

Corporate Bonds 54.93%				$447,995,243
(Cost $450,21,815)

Aerospace & Defense 0.14%				1,132,750
BE Aerospace, Inc.,
Sr Note	8.500	07/01/18	1,150,000	1,132,750

Agricultural Products 0.39%				3,158,125
Bunge Ltd. Finance Corp.,
Gtd Sr Note	8.500	06/15/19	890,000	1,003,882
Gtd Sr Note	5.350	04/15/14	2,100,000	2,154,243

John Hancock Bond Fund
Securities owned by the Fund on
August 31, 2009 (Unaudited)

		Maturity
Issuer	Rate	date	Par value	Value

Airlines 1.21%				9,908,248
Continental Airlines, Inc.,
Ser 1991-1 Class A	6.545%	02/02/19	729,897	693,402
Ser 2000-2 Class B	8.307	04/02/18	1,185,784	901,196
Ser 2001-1 Class C	7.033	06/15/11	574,842	454,125
Sr Sec Bond Ser 981A	6.648	09/15/17	730,895	628,569
Delta Airlines, Inc.,
Ser 071A	6.821	08/10/22	2,612,926	2,312,439
Ser 2002-1 Class G2	6.417	07/02/12	2,755,000	2,507,050
Northwest Airlines, Inc.,
Gtd Note Ser 2007-1 Class A	7.027	11/01/19	1,654,803	1,323,842
US Airways Group, Inc.,
Conv Sr Note	7.250	05/15/14	1,130,000	1,087,625

Aluminum 0.40%				3,270,569
CII Carbon LLC,
Gtd Sr Sub Note (S)	11.125	11/15/15	1,835,000	1,692,787
Rio Tinto Alcan, Inc.,
Sr Note	6.125	12/15/33	1,725,000	1,577,782

Asset Management & Custody Banks 0.33%				2,718,925
Northern Trust Co.,
Sr Note	4.625	05/01/14	1,600,000	1,698,894
Sub Note	6.500	08/15/18	920,000	1,020,031

Auto Parts & Equipment 0.68%				5,591,200
Allison Transmission, Inc.,
Gtd Sr Note (S)	11.000	11/01/15	2,500,000	2,250,000
Exide Technologies,
Sr Sec Note Ser B	10.500	03/15/13	1,945,000	1,867,200
Tenneco, Inc.,
Gtd Sr Sub Note	8.625	11/15/14	1,675,000	1,474,000

Brewers 0.67%				5,531,677
Anheuser-Busch InBev Worldwide, Inc.,
Gtd Sr Note (S)	7.200	01/15/14	1,655,000	1,858,812
Miller Brewing Co.,
Gtd Note (S)	5.500	08/15/13	1,580,000	1,660,746
SABMiller PLC,
Note (S)	6.500	07/15/18	1,850,000	2,012,119

Broadcasting & Cable TV 0.20%				1,612,738
Intelsat Jackson Holdings, Ltd.,
Gtd Sr Note (S)	11.500	06/15/16	1,585,000	1,612,738

Cable & Satellite 1.83%				15,055,576
Charter Communications Holdings II LLC,
Gtd Sr Note (H)(S)	10.250	10/01/13	1,680,000	1,757,700
Comcast Cable Communications Holdings, Inc.,
Sr Note	9.800	02/01/12	3,715,000	4,206,636
Comcast Corp.,
Gtd Note	6.500	01/15/15	1,295,000	1,434,083
CSC Holdings, Inc.,
Sr Note	7.875	02/15/18	1,690,000	1,639,300

John Hancock Bond Fund
Securities owned by the Fund on
August 31, 2009 (Unaudited)

		Maturity
Issuer	Rate	date	Par value	Value

Cable & Satellite (continued)
Time Warner Cable, Inc.,
Gtd Note	8.750%	02/14/19	1,205,000	1,483,380
Gtd Sr Note	6.750	07/01/18	1,995,000	2,203,914
XM Satellite Radio, Inc.,
Gtd Sr Note (S)	13.000	08/01/13	2,000,000	1,900,000
Sr Sec Note (S)	11.250	06/15/13	415,000	430,563

Casinos & Gaming 1.46%				11,974,884
Fontainebleau Las Vegas Holdings LLC,
Sec Note (H)(S)	10.250	06/15/15	1,290,000	45,150
Greektown Holdings LLC,
Sr Note (H)(S)	10.750	12/01/13	1,170,000	251,550
Jacobs Entertainment, Inc.,
Gtd Sr Note	9.750	06/15/14	2,435,000	2,191,500
Little Traverse Bay Bands of Odawa Indians,
Sr Note (H)(S)	10.250	02/15/14	2,210,000	972,400
Mashantucket Western Pequot Tribe,
Bond Ser A (S)	8.500	11/15/15	395,000	82,950
MGM Mirage, Inc.,
Sr Sec Note (S)	10.375	05/15/14	350,000	368,375
Mohegan Tribal Gaming Authority,
Gtd Sr Sub Note	8.000	04/01/12	420,000	344,400
Sr Sub Note	7.125	08/15/14	1,050,000	735,000
MTR Gaming Group, Inc.,
Gtd Sr Note (S)	12.625	07/15/14	710,000	692,250
Gtd Sr Sub Note Ser B	9.000	06/01/12	1,495,000	1,098,825
Seminole Tribe of Florida,
Bond (S)	6.535	10/01/20	2,260,000	1,928,571
Turning Stone Casino Resort Enterprise,
Sr Note (S)	9.125	09/15/14	1,890,000	1,734,075
Waterford Gaming, LLC,
Sr Note (S)	8.625	09/15/14	1,135,000	771,800
Yonkers Racing Corp.,
Sr Sec Note (S)	11.375	07/15/16	745,000	758,038

Coal & Consumable Fuels 0.28%				2,284,400
Arch Coal, Inc.,
Sr Note (S)	8.750	08/01/16	410,000	410,000
Drummond Co., Inc.,
Sr Note (S)	7.375	02/15/16	2,130,000	1,874,400

Commodity Chemicals 0.17%				1,415,500
Sterling Chemicals, Inc.,
Gtd Sr Sec Note	10.250	04/01/15	1,490,000	1,415,500

Construction & Farm Machinery & Heavy Trucks 0.30%				2,469,963
Case New Holland, Inc.,
Gtd Sr Note (S)	7.750	09/01/13	1,375,000	1,354,375
Terex Corp.,
Sr Note	10.875	06/01/16	1,065,000	1,115,588

Construction Materials 0.25%				2,075,346
CRH America, Inc.,
Gtd Note	8.125	07/15/18	1,930,000	2,075,346

John Hancock Bond Fund
Securities owned by the Fund on
August 31, 2009 (Unaudited)

		Maturity
Issuer	Rate	date	Par value	Value

Consumer Finance 1.80%				14,760,707
American Express Co.,
Sr Note	7.000%	03/19/18	1,995,000	2,093,168
American Express Credit Co.,
Sr Note Ser C	7.300	08/20/13	2,700,000	2,959,462
American General Finance Corp.,
Note Ser J	6.900	12/15/17	1,735,000	1,071,305
Capital One Financial Corp.,
Sr Note	7.375	05/23/14	2,430,000	2,650,756
Discover Financial Services,
Sr Note	10.250	07/15/19	2,400,000	2,628,605
Ford Motor Credit Co., LLC,
Sr Note	7.500	08/01/12	375,000	345,158
Nelnet, Inc.,
Note (7.400% to 9-1-11 then variable)	7.400	09/29/36	2,595,000	1,742,916
SLM Corp.,
Sr Note Ser MTN	8.450	06/15/18	1,650,000	1,269,337

Data Processing & Outsourced Services 0.20%				1,643,138
Fiserv, Inc.,
Gtd Sr Note	6.800	11/20/17	1,505,000	1,643,138

Department Stores 0.32%				2,601,746
Macy's Retail Holdings, Inc.,
Gtd Note	8.875	07/15/15	1,540,000	1,559,549
Nordstrom, Inc.,
Sr Note	6.750	06/01/14	965,000	1,042,197

Diversified Banks 2.24%				18,374,041
BPCE SA,
Sub Bond (12.50% to 9-30-19 then variable) (S)	12.500	08/30/49	1,239,000	1,375,290
Chuo Mitsui Trust & Banking Co. Ltd.,
Jr Sub Note (5.506% to 4-15-15 then variable) (S)	5.506	12/15/49	2,530,000	2,115,712
Credit Suisse New York,
Sr Note	5.300	08/13/19	1,680,000	1,699,827
Lloyds Banking Group, PLC,
Note (S)	6.413	12/31/49	2,410,000	1,036,300
Mizuho Financial Group, Ltd.,
Gtd Sub Bond	8.375	12/29/49	1,110,000	1,087,800
Rabobank Nederland NV,
Jr Sub Note (11.00% to 6-4-19 then variable) (S)	11.000	06/30/19	3,204,000	3,784,725
Royal Bank of Scotland Group PLC,
Jr Sub Bond Ser MTN (7.640% to 9-29-17 then
variable)	7.640	03/31/49	1,400,000	616,000
Silicon Valley Bank,
Sub Note	6.050	06/01/17	2,335,000	2,033,976
Sovereign Capital Trust VI,
Gtd Note	7.908	06/13/36	1,840,000	1,648,644
Wachovia Bank NA,
Sub Note	5.850	02/01/37	1,665,000	1,561,828
Sub Note Ser BKNT	6.600	01/15/38	1,360,000	1,413,939

Diversified Chemicals 0.36%				2,947,870
Dow Chemical Co.,
Sr Note	8.550	05/15/19	1,350,000	1,470,494
Sr Note	5.900	02/15/15	1,480,000	1,477,376

John Hancock Bond Fund
Securities owned by the Fund on
August 31, 2009 (Unaudited)

		Maturity
Issuer	Rate	date	Par value	Value

Diversified Financial Services 3.41%				28,015,490
Beaver Valley Funding,
Sec Lease Obligation Bond	9.000%	06/01/17	3,286,000	3,355,959
Citigroup, Inc.,
Sr Note	6.375	08/12/14	3,280,000	3,316,877
Sr Note	6.125	11/21/17	2,925,000	2,759,308
Sr Note	5.850	12/11/34	1,275,000	1,027,018
ERAC USA Finance Co.,
Gtd Sr Note (S)	6.375	10/15/17	1,730,000	1,693,672
General Electric Capital Corp.,
Sr Note	5.625	05/01/18	1,910,000	1,901,911
Sr Note Ser MTN	6.000	08/07/19	1,340,000	1,350,157
Sr Note Ser MTN	5.875	01/14/38	2,330,000	2,068,353
JPMorgan Chase & Co.,
Jr Sub Note Ser 1 (7.900% to 4-30-18 then variable)	7.900	04/26/49	2,470,000	2,353,959
Sr Note	6.300	04/23/19	3,260,000	3,573,866
Sr Note	4.650	06/01/14	2,575,000	2,688,645
SMFG Preferred Capital,
Sub Bond (6.078% to 1-25-17 then variable) (S)	6.078	01/01/49	2,215,000	1,925,765

Diversified Metals & Mining 0.49%				4,059,116
Rio Tinto Finance USA, Ltd.,
Gtd Sr Note	8.950	05/01/14	1,455,000	1,695,772
Teck Resources, Ltd.,
Sr Sec Note	10.750	05/15/19	835,000	950,856
Vedanta Resources, PLC,
Note (S)	8.750	01/15/14	1,445,000	1,412,488

Drug Retail 0.35%				2,871,650
CVS Caremark Corp.,
Jr Sub Bond (6.302% to 6-1-12 then variable)	6.302	06/01/37	3,635,000	2,871,650

Electric Utilities 3.76%				30,888,071
BVPS II Funding Corp.,
Collateralized Lease Bond	8.890	06/01/17	2,163,000	2,266,550
Commonwealth Edison Co.,
Sec Bond	5.800	03/15/18	2,995,000	3,224,129
Delmarva Power & Light Co.,
1st Mtg Bond	6.400	12/01/13	1,475,000	1,600,434
Duke Energy Corp.,
Sr Note	6.300	02/01/14	1,465,000	1,616,150
FirstEnergy Solutions Corp.,
Gtd Sr Note (S)	4.800	02/15/15	1,495,000	1,528,026
Indiantown Cogeneration LP,
1st Mtg Note Ser A-9	9.260	12/15/10	529,712	521,502
Israel Electric Corp., Ltd.,
Sec Note (S)	7.250	01/15/19	2,395,000	2,527,705
ITC Holdings Corp.,
Sr Note (S)	5.875	09/30/16	745,000	756,752
Midwest Generation LLC,
Note Ser B	8.560	01/02/16	2,483,531	2,458,695
Monongahela Power Co.,
Note (S)	7.950	12/15/13	2,705,000	2,939,488
Nevada Power Co.,
Mtg Note Ser L	5.875	01/15/15	1,540,000	1,640,625

John Hancock Bond Fund
Securities owned by the Fund on
August 31, 2009 (Unaudited)

		Maturity
Issuer	Rate	date	Par value	Value

Electric Utilities (continued)
Oncor Electric Delivery Co.,
Sr Sec Note	6.375%	05/01/12	3,470,000	3,778,740
PNPP II Funding Corp.,
Debenture	9.120	05/30/16	1,006,000	1,024,973
Southern Power Co.,
Sr Note Ser D	4.875	07/15/15	1,150,000	1,166,628
Texas Competitive Electric Holdings Co. LLC,
Gtd Sr Note Ser A	10.250	11/01/15	2,505,000	1,659,563
Waterford 3 Funding Corp.,
Sec Lease Obligation Bond	8.090	01/02/17	2,096,292	2,178,111

Electrical Components & Equipment 0.03%				231,158
GrafTech Finance, Inc.,
Gtd Sr Note	10.250	02/15/12	238,000	231,158

Electronic Manufacturing Services 0.34%				2,815,827
Tyco Electronics Group SA,
Gtd Note	6.000	10/01/12	1,790,000	1,851,943
Gtd Sr Note	6.550	10/01/17	970,000	963,884

Fertilizers & Agricultural Chemicals 0.22%				1,833,400
Mosiac Co.,
Sr Note (S)	7.625	12/01/16	1,780,000	1,833,400

Gas Utilities 0.50%				4,094,109
DCP Midstream LLC,
Sr Note (S)	9.750	03/15/19	1,705,000	2,026,988
EQT Corp.,
Sr Note	8.125	06/01/19	1,080,000	1,213,283
Questar Market Resources, Inc.,
Sr Note	6.800	03/01/20	835,000	853,838

Health Care Equipment 0.44%				3,573,377
Beckman Coulter, Inc.,
Sr Note	7.000	06/01/19	975,000	1,095,802
CareFusion Corp.,
Sr Note (S)	6.375	08/01/19	675,000	722,260
Sr Note (S)	5.125	08/01/14	925,000	958,818
Hospira, Inc.,
Sr Note Series GMTN	6.400	05/15/15	730,000	796,497

Health Care Services 0.49%				4,028,339
Medco Health Solutions, Inc.,
Sr Note	7.250	08/15/13	3,615,000	4,028,339

Hotels, Resorts & Cruise Lines 0.20%				1,668,225
Starwood Hotels & Resorts Worldwide, Inc.,
Sr Note	6.250	02/15/13	1,770,000	1,668,225

Household Appliances 0.38%				3,135,510
Whirlpool Corp.,
Sr Note	8.600	05/01/14	1,450,000	1,592,497
Sr Note	8.000	05/01/12	1,450,000	1,543,013

John Hancock Bond Fund
Securities owned by the Fund on
August 31, 2009 (Unaudited)

		Maturity
Issuer	Rate	date	Par value	Value

Household Products 0.22%				1,814,525
Yankee Acquisition Corp.,
Gtd Sr Sub Note	8.500%	02/15/15	2,005,000	1,814,525

Independent Power Producers & Energy Traders 0.57%				4,636,274
AES Eastern Energy LP,
Sr Pass Thru Ctf Ser 1999-A	9.000	01/02/17	3,124,140	2,999,174
IPALCO Enterprises, Inc.,
Sr Sec Note	8.625	11/14/11	1,605,000	1,637,100

Industrial Machinery 0.37%				3,062,747
Ingersoll-Rand Global Holding Co., Ltd.,
Gtd Note	6.875	08/15/18	2,095,000	2,220,432
Roper Industries, Inc.,
Sr Note	6.250	09/01/19	830,000	842,315

Industrial REIT's 0.42%				3,478,330
ProLogis,
Sr Note	6.625	05/15/18	2,285,000	2,038,501
Sr Note	5.625	11/15/15	1,615,000	1,439,829

Integrated Oil & Gas 0.18%				1,466,025
Petro-Canada,
Sr Note	6.050	05/15/18	1,415,000	1,466,025

Integrated Telecommunication Services 1.77%				14,551,056
Cincinnati Bell, Inc.,
Gtd Sr Sub Note	8.375	01/15/14	1,825,000	1,770,250
Citizens Communications Co.,
Sr Note	6.250	01/15/13	2,605,000	2,458,469
Qwest Corp.,
Sr Note	7.875	09/01/11	1,620,000	1,652,400
Telecom Italia Capital SA,
Gtd Sr Note	7.721	06/04/38	2,550,000	2,977,112
Gtd Sr Note	6.175	06/18/14	1,405,000	1,521,666
Verizon Wireless Capital LLC,
Sr Note (S)	7.375	11/15/13	1,470,000	1,685,021
West Corp.,
Gtd Sr Sub Note	11.000	10/15/16	2,695,000	2,486,138

Investment Banking & Brokerage 2.91%				23,912,424
Bear Stearns Cos., Inc.,
Sr Note	7.250	02/01/18	1,950,000	2,223,710
Charles Schwab Corp.,
Sr Note	4.950	06/01/14	1,475,000	1,551,693
Goldman Sachs Group, Inc.,
Jr Sub Note	6.750	10/01/37	1,830,000	1,832,158
Sr Note	7.500	02/15/19	2,030,000	2,337,129
Sr Note	5.125	01/15/15	3,045,000	3,155,649
Jefferies Group, Inc.,
Sr Note	6.450	06/08/27	1,115,000	887,430
Macquarie Group, Ltd.,
Sr Note (S)	7.300	08/01/14	1,085,000	1,128,283
Merrill Lynch & Co., Inc.,
Jr Sub Bond	7.750	05/14/38	1,770,000	1,879,529
Sr Note Ser MTN	6.875	04/25/18	3,095,000	3,160,246

John Hancock Bond Fund
Securities owned by the Fund on
August 31, 2009 (Unaudited)

		Maturity
Issuer	Rate	date	Par value	Value

Investment Banking & Brokerage (continued)
Morgan Stanley,
Sr Note	7.300%	05/13/19	2,070,000	2,305,216
Sr Note Ser F	6.625	04/01/18	3,230,000	3,451,381

Leisure Facilities 0.32%				2,612,562
AMC Entertainment, Inc.,
Sr Note	8.750	06/01/19	525,000	521,062
Sr Sub Note	8.000	03/01/14	2,225,000	2,091,500

Leisure Products 0.19%				1,568,464
Hasbro, Inc.,
Sr Note	6.125	05/15/14	1,450,000	1,568,464

Life & Health Insurance 1.30%				10,675,392
Aflac, Inc.,
Sr Note	8.500	05/15/19	1,455,000	1,690,439
Lincoln National Corp.,
Jr Sub Bond (6.050% to 4-20-17 then variable)	6.050	04/20/67	915,000	571,875
Sr Note	8.750	07/01/19	2,045,000	2,286,829
Metlife, Inc.,
Sr Note	6.750	06/01/16	1,445,000	1,580,677
Prudential Financial, Inc.,
Sr Note Ser D	5.150	01/15/13	2,700,000	2,720,547
Sr Note Ser MTND	7.375	06/15/19	885,000	961,825
Symetra Financial Corp.,
Jr Sub Bond (8.300% to 10-1-17 then variable) (S)	8.300	10/15/37	1,660,000	863,200

Managed Health Care 0.30%				2,473,857
Humana, Inc.,
Sr Note	8.150	06/15/38	2,775,000	2,473,857

Marine 0.35%				2,911,725
CMA CGM SA,
Sr Note (S)	7.250	02/01/13	2,690,000	1,183,600
Navios Maritime Holdings, Inc.,
Sr Note	9.500	12/15/14	1,975,000	1,728,125

Metal & Glass Containers 0.18%				1,442,125
BWAY Corp.,
Sr Sub Note (S)	10.000	04/15/14	1,390,000	1,442,125

Movies & Entertainment 0.80%				6,578,778
Cinemark USA, Inc.,
Gtd Sr Note (S)	8.625	06/15/19	725,000	732,250
News America Holdings, Inc.,
Gtd Sr Deb	8.250	08/10/18	2,085,000	2,455,582
News America, Inc.,
Gtd Sr Note (S)	6.900	03/01/19	830,000	935,022
Regal Cinemas Corp.,
Gtd Sr Note (S)	8.625	07/15/19	465,000	469,650
Time Warner Entertainment Co., LP,
Sr Deb	8.375	03/15/23	1,705,000	1,986,274

John Hancock Bond Fund
Securities owned by the Fund on
August 31, 2009 (Unaudited)

		Maturity
Issuer	Rate	date	Par value	Value

Multi-Line Insurance 1.27%				10,397,761
AXA SA,
Sub Note (6.379% to 12-14-36 then variable) (S)	6.379%	12/14/49	1,170,000	854,100
Genworth Financial, Inc.,
Jr Sub Note (6.150% to 11-15-16 then variable)	6.150	11/15/66	1,640,000	836,400
Horace Mann Educators Corp.,
Sr Note	6.850	04/15/16	1,425,000	1,280,042
Liberty Mutual Group, Inc.,
Bond (S)	7.300	06/15/14	2,330,000	2,179,142
Gtd Bond (S)	7.800	03/15/37	2,635,000	1,844,500
Gtd Bond (S)	7.500	08/15/36	3,070,000	2,399,220
Massachusetts Mutual Life Insurance Co.,
Note (S)	8.875	06/01/39	895,000	1,004,357

Multi-Utilities 1.31%				10,769,188
DTE Energy Co.,
Sr Note	7.625	05/15/14	1,310,000	1,418,697
PG&E Corp.,
Sr Note	5.750	04/01/14	1,775,000	1,935,467
Salton Sea Funding Corp.,
Sr Sec Bond Ser F	7.475	11/30/18	1,259,836	1,239,074
Sempra Energy,
Sr Bond	8.900	11/15/13	1,465,000	1,715,751
Sr Note	6.500	06/01/16	1,745,000	1,919,203
Teco Finance Inc.,
Gtd Sr Note	7.000	05/01/12	1,166,000	1,231,354
Gtd Sr Note	6.572	11/01/17	1,304,000	1,309,642

Office Electronics 0.44%				3,587,698
Xerox Corp.,
Sr Note	8.250	05/15/14	1,160,000	1,306,225
Sr Note	6.750	02/01/17	2,204,000	2,281,473

Office REIT's 0.49%				3,995,322
Duke Realty LP,
Sr Note	8.250	08/15/19	2,035,000	2,052,039
HRPT Properties Trust,
Sr Note	6.650	01/15/18	1,070,000	934,605
Mack-Cali Realty Corp.,
Sr Note	7.750	08/15/19	995,000	1,008,678

Oil & Gas Drilling 0.10%				842,449
Delek & Avner Yam Tethys Ltd.,
Sr Sec Note (S)	5.326	08/01/13	868,119	842,449

Oil & Gas Exploration & Production 0.49%				4,012,637
Devon Energy Corp.,
Sr Note	5.625	01/15/14	2,620,000	2,822,612
McMoRan Exploration Co.,
Gtd Sr Note	11.875	11/15/14	1,230,000	1,190,025

Oil & Gas Refining & Marketing 0.20%				1,669,728
NuStar Logistics,
Gtd Sr Note	7.650	04/15/18	895,000	955,915
Tesoro Corp.,
Gtd Sr Note	9.750	06/01/19	705,000	713,813

John Hancock Bond Fund
Securities owned by the Fund on
August 31, 2009 (Unaudited)

		Maturity
Issuer	Rate	date	Par value	Value

Oil & Gas Storage & Transportation 4.22%				34,665,729
Buckeye Partners LP,
Sr Note	5.125%	07/01/17	1,260,000	1,238,159
Energy Transfer Partners LP,
Sr Note	9.700	03/15/19	1,445,000	1,781,117
Sr Note	8.500	04/15/14	1,450,000	1,667,079
Enterprise Products Operating LP,
Gtd Jr Sub Note (7.034% to 1-15-18 then variable)	7.034	01/15/68	2,130,000	1,746,600
Gtd Sr Note Ser G	5.600	10/15/14	2,760,000	2,919,291
Gulf South Pipeline Co. LP,
Sr Note (S)	5.750	08/15/12	1,460,000	1,515,600
Kinder Morgan Energy Partners LP,
Sr Bond	7.750	03/15/32	840,000	917,947
Sr Note	9.000	02/01/19	2,190,000	2,645,789
Sr Note	5.125	11/15/14	980,000	1,018,810
Markwest Energy Partners LP,
Gtd Sr Note Ser B	8.500	07/15/16	1,745,000	1,649,025
NGPL PipeCo LLC,
Sr Note (S)	7.119	12/15/17	2,150,000	2,356,239
ONEOK Partners LP,
Gtd Sr Note	6.150	10/01/16	3,020,000	3,151,436
Sr Note	8.625	03/01/19	1,455,000	1,739,969
Plains All American Pipeline LP,
Gtd Sr Note	6.500	05/01/18	1,290,000	1,364,163
Gtd Sr Note	4.250	09/01/12	2,445,000	2,496,406
Regency Energy Partners LP,
Sr Note (S)	9.375	06/01/16	1,225,000	1,225,000
Southern Union Co.,
Jr Sub Note, Ser A (7.200% to 11-01-11 then
variable)	7.200	11/01/66	2,165,000	1,618,338
Spectra Energy Capital LLC,
Gtd Sr Note	6.200	04/15/18	1,440,000	1,523,408
TEPPCO Partners LP,
Gtd Jr Sub Note (7.00% to 6-1-17 then variable)	7.000	06/01/67	2,640,000	2,091,353

Packaged Foods & Meats 1.34%				11,005,340
ASG Consolidated LLC/ASG Finance, Inc.,
Sr Disc Note	11.500	11/01/11	1,860,000	1,692,600
General Mills, Inc.,
Sr Note	5.200	03/17/15	665,000	715,801
Kraft Foods, Inc.,
Sr Note	6.125	02/01/18	3,280,000	3,589,570
Sr Note	6.000	02/11/13	2,760,000	3,002,394
Smithfield Foods, Inc.,
Gtd Sr Sec Note (S)	10.000	07/15/14	1,195,000	1,218,900
Tyson Foods, Inc.,
Sr Note	10.500	03/01/14	705,000	786,075

Paper Packaging 0.29%				2,393,084
Bemis Company, Inc.,
Sr Note	6.800	08/01/19	670,000	728,778
Sr Note	5.650	08/01/14	665,000	697,131
Graphic Packaging International, Inc.,
Gtd Sr Note (S)	9.500	06/15/17	495,000	507,375
U.S. Corrugated, Inc.,
Sr Sec Note	10.000	06/12/13	605,000	459,800

John Hancock Bond Fund
Securities owned by the Fund on
August 31, 2009 (Unaudited)

		Maturity
Issuer	Rate	date	Par value	Value

Paper Products 0.68%				5,574,347
International Paper Co.,
Sr Note	9.375%	05/15/19	1,650,000	1,854,115
Sr Note	7.950	06/15/18	1,745,000	1,852,119
PE Paper Escrow GmbH,
Sr Sec Note (S)	12.000	08/01/14	385,000	394,625
Solo Cup Co.,
Sr Sec Note (S)	10.500	11/01/13	350,000	367,500
Verso Paper Holdings LLC,
Gtd Sr Note Ser B	9.125	08/01/14	1,695,000	1,105,988

Pharmaceuticals 0.21%				1,737,514
Watson Pharmaceuticals, Inc.,
Sr Note	6.125	08/15/19	1,690,000	1,737,514

Property & Casualty Insurance 0.48%				3,953,361
Chubb Corp.,
Sr Note	5.750	05/15/18	990,000	1,074,247
Progressive Corp.,
Jr Sub Debenture (6.700% to 6-1-17 then variable)	6.700	06/15/37	1,225,000	984,599
QBE Insurance Group, Ltd.,
Sr Note (S)	9.750	03/14/14	1,739,000	1,894,515

Publishing 0.02%				153,338
R.H. Donnelley Corp.,
Sr Note Ser A-4 (H)	8.875	10/15/17	2,610,000	153,338

Railroads 1.08%				8,905,215
CSX Corp.,
Sr Note	6.250	04/01/15	665,000	736,791
Sr Note	5.500	08/01/13	2,530,000	2,673,696
Kansas City Southern,
Sr Note	9.375	05/01/12	1,810,000	1,782,850
RailAmerica, Inc.,
Sr Sec Note (S)	9.250	07/01/17	1,050,000	1,085,438
Union Pacific Corp.,
Sr Bond	5.450	01/31/13	2,465,000	2,626,440

Retail 0.18%				1,500,000
Burlington Coat Factory Warehouse Corp.,
Gtd Sr Note	11.125	04/15/14	1,600,000	1,500,000

Retail REIT's 0.68%				5,593,134
Simon Property Group LP,
Sr Note	10.350	04/01/19	1,495,000	1,844,843
Sr Note	5.625	08/15/14	2,520,000	2,586,016
WEA Finance LLC,
Gtd Sr Note (S)	6.750	09/02/19	1,180,000	1,162,275

Soft Drinks 0.28%				2,310,189
Dr Pepper Snapple Group, Inc.,
Gtd Sr Note	6.820	05/01/18	1,215,000	1,355,233
Gtd Sr Note	6.120	05/01/13	885,000	954,956

John Hancock Bond Fund
Securities owned by the Fund on
August 31, 2009 (Unaudited)

		Maturity
Issuer	Rate	date	Par value	Value

Specialized Finance 1.64%				13,495,964
American Honda Finance Corp.,
Note (S)	7.625%	10/01/18	2,750,000	3,090,678
Astoria Depositor Corp.,
Ser B (S)	8.144	05/01/21	3,590,000	2,513,000
Bosphorous Financial Services,
Sr Note (P)(S)	2.240	02/15/12	1,662,500	1,458,398
CME Group, Inc.,
Sr Note	5.750	02/15/14	2,025,000	2,213,230
ESI Tractebel Acquisition Corp.,
Gtd Sec Bond Ser B	7.990	12/30/11	2,388,000	2,328,300
HRP Myrtle Beach Operations, LLC,
Sr Note (H)(S)	1.000	04/01/12	1,075,000	108
USB Realty Corp.,
Perpetual Bond (6.091% to 1-15-12 then variable)
(S)	6.091	12/22/49	2,900,000	1,892,250

Specialized REIT's 0.78%				6,437,819
Health Care REIT, Inc.,
Sr Note	6.200	06/01/16	1,835,000	1,693,529
Healthcare Realty Trust, Inc.,
Sr Note	8.125	05/01/11	1,340,000	1,403,953
Nationwide Health Properties, Inc.,
Note	6.500	07/15/11	1,745,000	1,698,342
Plum Creek Timberlands LP,
Gtd Sr Note	5.875	11/15/15	1,740,000	1,641,995

Specialty Chemicals 0.43%				3,525,924
American Pacific Corp.,
Gtd Sr Note	9.000	02/01/15	2,160,000	1,949,400
Ecolab, Inc.,
Sr Note	4.875	02/15/15	1,515,000	1,576,524

Specialty Stores 0.27%				2,195,169
Staples, Inc.,
Sr Note	9.750	01/15/14	1,870,000	2,195,169

Steel 0.65%				5,333,165
Allegheny Technologies, Inc.,
Sr Note	9.375	06/01/19	1,205,000	1,321,387
ArcelorMittal,
Sr Note	9.850	06/01/19	2,360,000	2,695,675
Commercial Metals Co.,
Sr Note	7.350	08/15/18	1,295,000	1,316,103

Tires & Rubber 0.13%				1,067,500
Goodyear Tire & Rubber Co.,
Sr Note	10.500	05/15/16	1,000,000	1,067,500

Tobacco 1.35%				11,113,547
Alliance One International, Inc.,
Gtd Sr Note	8.500	05/15/12	890,000	888,887
Sr Note (S)	10.000	07/15/16	1,640,000	1,619,500
Altria Group, Inc.,
Gtd Sr Note	8.500	11/10/13	3,355,000	3,879,504

John Hancock Bond Fund
Securities owned by the Fund on
August 31, 2009 (Unaudited)

		Maturity
Issuer	Rate	date	Par value	Value

Tobacco (continued)
Philip Morris International, Inc.,
Note	5.650%	05/16/18	2,905,000	3,089,372
Reynolds American, Inc.,
Sr Sec Note	7.250	06/01/13	1,535,000	1,636,284

Trading Companies & Distributors 0.55%				4,547,826
GATX Corp.,
Sr Note	8.750	05/15/14	2,375,000	2,545,176
United Rentals North America, Inc.,
Gtd Sr Note (S)	10.875	06/15/16	530,000	540,600
Gtd Sr Note	7.000	02/15/14	1,805,000	1,462,050

Waste Management 0.14%				1,141,778
Republic Services, Inc.,
Sr Note (S)	5.500	09/15/09	1,150,000	1,141,778

Wireless Telecommunication Services 1.11%				9,144,558
America Movil SAB de CV,
Sr Sec Note	5.750	01/15/15	1,595,000	1,658,958
Digicel Group Ltd.,
Sr Note (S)	12.000	04/01/14	1,140,000	1,208,400
Sr Note (S)	8.875	01/15/15	2,115,000	1,887,637
NII Capital Corp.,
Gtd Note (S)	10.000	08/15/16	940,000	930,600
Rogers Cable, Inc.,
Sr Note	6.750	03/15/15	1,595,000	1,788,919
SBA Telecommunications, Inc.,
Gtd Sr Note (S)	8.000	08/15/16	545,000	543,638
Sprint Capital Corp.,
Gtd Note	7.625	01/30/11	1,125,000	1,126,406

Foreign Government Bonds 0.39%				$3,188,465
(Cost $3,170,236)

Foreign Government 0.39%				3,188,465
Federative Republic of Brazil,
Bond	10.250	01/10/28	6,070,000	3,188,465

Convertible Bonds 0.07%				$550,750
(Cost $450,000)

Construction & Farm Machinery & Heavy Trucks 0.04%				306,250
Terex Corp.,
Bond	4.000	06/01/15	250,000	306,250

Steel 0.03%				244,500
Steel Dynamics, Inc.
Sr Note	5.125	06/15/14	200,000	244,500

John Hancock Bond Fund
Securities owned by the Fund on
August 31, 2009 (Unaudited)

Term Loans 0.06%				$472,750
(Cost $767,580)
		Maturity	Par value
Issuer	Rate	date		Value

Hotels, Resorts & Cruise Lines 0.06%				472,750
East Valley Tourist Development Authority,
Tranche	7.911%	08/06/12	775,000	472,750

Collateralized Mortgage Obligations 15.60%				$128,085,497
(Cost $166,385,884)

Collateralized Mortgage Obligations 15.60%
American Home Mortgage Assets,
Ser 2006-6 Class A1A (P)	0.456	12/25/46	2,643,751	1,238,858
Ser 2006-6 Class XP IO	2.847	12/25/46	36,258,367	940,451
Ser 2007-5 Class XP IO	3.643	06/25/47	35,026,827	1,313,506
American Home Mortgage Investment Trust,
Ser 2007-1 Class GIOP IO	2.078	05/25/47	29,021,784	1,160,871
American Tower Trust,
Ser 2007-1A Class D (S)	5.957	04/15/37	3,175,000	2,889,250
Banc of America Commercial Mortgage, Inc.,
Ser 2005-6 Class A4 (P)	5.351	09/10/47	2,965,000	2,800,319
Ser 2006-2 Class A3 (P)	5.901	05/10/45	5,400,000	5,033,608
Ser 2006-3 Class A4 (P)	5.889	07/10/44	5,260,000	4,339,178
Ser 2006-4 Class A3A	5.600	07/10/46	4,245,000	3,897,587
Banc of America Funding Corp.,
Ser 2006-B Class 6A1 (P)	5.828	03/20/36	2,846,046	1,935,458
Ser 2007-E Class 4A1 (P)	5.782	07/20/47	1,812,819	1,221,776
Bear Stearns Alt-A Trust,
Ser 2005-3 Class B2 (P)	5.177	04/25/35	1,162,431	93,072
Bear Stearns Commercial Mortgage Securities, Inc.,
Ser 2006-PW14 Class D (S)	5.412	12/11/38	2,480,000	494,991
Bear Stearns Mortgage Funding Trust,
Ser 2006-AR1 2A1 (P)	0.486	08/25/36	1,726,649	843,997
Chaseflex Trust,
Ser 2005-2 Class 4A1	5.000	05/25/20	2,160,254	1,927,352
Citigroup Commercial Mortgage Trust,
Ser 2006-C4 Class A3 (P)	5.916	03/15/49	3,350,000	3,127,726
Citigroup Mortgage Loan Trust, Inc.,
Ser 2005-10 Class 1A5A (P)	5.833	12/25/35	2,433,043	1,601,094
Ser 2005-5 Class 2A3	5.000	08/25/35	1,336,653	1,125,712
Citigroup/Deutsche Bank Commercial Mortgage
Trust,
Ser 2005-CD1 Class C (P)	5.399	07/15/44	1,030,000	480,966
ContiMortgage Home Equity Loan Trust,
Ser 1995-2 Class A-5	8.100	08/15/25	233,853	201,687
Countrywide Alternative Loan Trust,
Ser 2005-59 Class 2X IO	Zero	11/20/35	29,680,039	565,702
Ser 2006-0A12 Class X IO	Zero	09/20/46	41,087,975	1,277,581
Ser 2006-0A3 Class X IO	2.803	05/25/36	14,598,946	298,110
Ser 2006-11CB Class 3A1	6.500	05/25/36	3,274,225	2,027,973
Ser 2007-25 1A2	6.500	11/25/37	5,021,701	3,110,316
Crown Castle Towers LLC,
Ser 2006-1A Class E (S)	6.065	11/15/36	2,900,000	2,842,000
Ser 2006-1A Class F (S)	6.650	11/15/36	5,065,000	4,963,700
DSLA Mortgage Loan Trust,
Ser 2005-AR5 Class X2 IO	0.151	08/19/45	25,787,472	588,277

John Hancock Bond Fund
Securities owned by the Fund on
August 31, 2009 (Unaudited)

		Maturity
Issuer	Rate	date	Par value	Value

Collateralized Mortgage Obligations (continued)
First Horizon Alternative Mortgage Securities,
Ser 2004-AA5 Class B1 (P)	5.219	12/25/34	1,174,470	157,574
Ser 2006-RE1 Class A1	5.500	05/25/35	3,131,667	2,007,204
Global Tower Partners Acquisition Partners LLC,
Ser 2007-1A Class F (S)	7.050	05/15/37	780,000	682,723
GMAC Commercial Mortgage Securities, Inc.,
Ser 2003-C2 Class B (P)	5.684	05/10/40	7,495,000	7,178,885
GMAC Mortgage Corp. Loan Trust,
Ser 2006-AR1 Class 2A1 (P)	5.642	04/19/36	2,042,031	1,537,585
Greenpoint Mortgage Funding Trust,
Ser 2005-AR1 Class A3 (P)	0.546	06/25/45	574,723	148,138
Ser 2005-AR4 Class 4A2 (P)	0.626	10/25/45	2,568,172	846,022
Ser 2006-AR1 Class A2A (P)	0.636	02/25/36	4,110,335	1,215,493
Greenwich Capital Commercial Funding Corp.,
Ser 2007-GG9 Class C (P)	5.554	03/10/39	1,810,000	336,250
Ser 2007-GG9 Class F (P)	5.633	03/10/39	995,000	116,391
GSR Mortgage Loan Trust,
Ser 2004-9 Class B1 (P)	4.110	08/25/34	1,666,560	504,395
Ser 2006-AR1 Class 3A1 (P)	5.350	01/25/36	4,724,231	3,678,500
Harborview Mortgage Loan Trust,
Ser 2005-16 Class 2A1B (P)	0.609	01/19/36	1,505,622	470,938
Ser 2005-16 Class X3 IO	3.247	01/19/36	62,061,329	1,629,110
Ser 2005-8 Class 1X IO	3.046	09/19/35	24,797,637	856,295
Ser 2006-SB1 Class A1A (P)	1.901	12/19/36	3,082,308	1,059,734
Ser 2007-3 Class ES IO	0.350	05/19/47	59,998,844	243,745
Ser 2007-4 Class ES IO	0.350	07/19/47	61,312,772	268,243
Ser 2007-6 Class ES IO	0.342	08/19/37	45,175,434	183,525
Indymac Index Mortgage Loan Trust,
Ser 2004-AR13 Class B1	5.296	01/25/35	1,163,440	195,725
Ser 2005-AR18 Class 1X IO	3.114	10/25/36	40,631,503	1,218,945
Ser 2005-AR18 Class 2X IO	2.820	10/25/36	70,151,585	1,669,608
Ser 2005-AR5 Class B1 (P)	4.493	05/25/35	1,636,678	86,934
JPMorgan Chase Commercial Mortgage Security, Corp.,
Ser 2005-LDP3 Class A4B (P)	4.996	08/15/42	3,635,000	3,162,545
Ser 2005-LDP4 Class B (P)	5.129	10/15/42	1,646,000	827,039
Ser 2006-LDP7 Class A4 (P)	6.065	04/15/45	3,345,000	2,923,044
JPMorgan Mortgage Trust,
Ser 2005-S2 Class 2A16	6.500	09/25/35	2,099,664	1,888,385
Ser 2005-S3 Class 2A2	5.500	01/25/21	2,519,113	2,398,669
Ser 2006-A7 Class 2A5 (P)	5.775	01/25/37	3,745,548	1,024,835
LB-UBS Commercial Mortgage Trust,
Ser 2006-C4 Class A4 (P)	6.080	06/15/38	3,950,000	3,691,486
Master Adjustable Rate Mortgages Trust,
Ser 2006-2 Class 4A1 (P)	4.989	02/25/36	3,098,773	2,745,371
Merrill Lynch/Countrywide Commercial Mortgage
Trust,
Ser 2006-2 Class A4 (P)	6.104	06/12/46	4,535,000	4,310,575
MLCC Mortgage Investors, Inc.,
Ser 2007-3 Class M1 (P)	5.920	09/25/37	1,564,624	404,308
Ser 2007-3 Class M2 (P)	5.920	09/25/37	584,863	105,541
Ser 2007-3 Class M3 (P)	5.920	09/25/37	374,915	75,580

John Hancock Bond Fund
Securities owned by the Fund on
August 31, 2009 (Unaudited)

		Maturity
Issuer	Rate	date	Par value	Value

Collateralized Mortgage Obligations (continued)
Morgan Stanley Capital I,
Ser 2005-HQ7 Class A4 (P)	5.378%	11/14/42	3,065,000	2,962,683
Ser 2005-IQ10 Class A4A (P)	5.230	09/15/42	2,680,000	2,499,363
Ser 2006-IQ12 Class E (P)	5.538	12/15/43	2,430,000	489,920
Provident Funding Mortgage Loan Trust,
Ser 2005-1 Class B1 (P)	4.416	05/25/35	1,568,962	339,988
Residential Accredit Loans, Inc.,
Ser 2005-Q04 Class X IO (P)	3.270	12/25/45	47,641,903	1,548,362
Ser 2005-QA12 Class NB5 (P)	5.949	12/25/35	2,188,340	1,199,744
Ser 2007-QS10 Class A1	6.500	09/25/37	3,185,995	1,973,326
Ser 2007-QS11 Class A1	7.000	10/25/37	2,669,470	1,697,617
Residential Asset Securitization Trust,
Ser 2006-A7CB Class 2A1	6.500	07/25/36	3,655,460	2,702,755
Structured Asset Securities Corp.,
Ser 2003-6A Class B1 (P)	4.446	03/25/33	2,300,723	794,858
Washington Mutual, Inc.,
Ser 2005-6 Class 1CB	6.500	08/25/35	1,348,061	969,761
Ser 2005-AR13 Class B1 (P)	0.866	10/25/45	4,044,175	421,004
Ser 2005-AR13 Class X IO	2.350	10/25/45	147,485,370	3,134,064
Ser 2005-AR19 Class A1B3 (P)	0.616	12/25/45	1,061,219	415,138
Ser 2005-AR19 Class B1 (P)	0.966	12/25/45	2,356,505	280,952
Ser 2005-AR4 Class 1A1B (P)	1.991	05/25/46	2,742,158	825,125
Ser 2005-AR6 Class B1 (P)	0.866	04/25/45	4,538,766	434,194
Ser 2007-0A4 Class XPPP IO	0.942	04/25/47	62,192,809	427,576
Ser 2007-0A5 Class 1XPP IO	0.955	06/25/47	153,367,807	1,198,186
Ser 2007-0A6 Class 1XPP IO	0.895	07/25/47	88,206,897	620,209
Wells Fargo Mortgage Backed Securities Trust,
Ser 2006-AR15 Class A3 (P)	5.660	10/25/36	4,055,653	960,214

Asset Backed Securities 2.99%				$24,578,141
(Cost $31,912,399)

Asset Backed Securities 2.99%
Bank of America Auto Trust,
Series 2009-1A Class A4 (S)	3.520	06/15/16	2,525,000	2,559,683
BMW Vehicle Lease Trust,
Ser 2009-1 Class A4	3.660	08/15/13	2,855,000	2,924,014
Carrington Mortgage Loan Trust,
Series 2006-NC4 Class A5 (P)	0.450	10/25/36	958,344	738,382
Countrywide Asset-Backed Certificates,
Ser 2006-3 Class 2A2 (P)	0.446	06/25/36	4,011,737	3,155,024
DB Master Finance LLC,
Ser 2006-1 Class A2 (S)	5.779	06/20/31	4,605,000	4,435,628
Ser 2006-1 Class M1 (S)	8.285	06/20/31	1,065,000	932,546
Domino's Pizza Master Issuer LLC,
Ser 2007-1 Class A2 (S)	5.261	04/25/37	3,180,000	2,586,661
Dominos Pizza Master Issuer LLC,
Ser 2007-1 Class M1 (S)	7.629	04/25/37	3,215,000	1,993,300
Lehman XS Trust,
Ser 2005-5N Class 3A2 (P)	0.626	11/25/35	3,036,389	831,851
Ser 2005-7N Class 1A1B (P)	0.566	12/25/35	3,522,146	958,882
Ser 2006-2N Class 1A2 (P)	0.606	02/25/46	6,611,817	1,407,399
Renaissance Home Equity Loan Trust,
Ser 2005-2 Class AF3	4.499	08/25/35	864,888	820,393
Ser 2005-2 Class AF4	4.934	08/25/35	2,365,000	1,234,378

John Hancock Bond Fund
Securities owned by the Fund on
August 31, 2009 (Unaudited)

Issuer			Shares	Value

Preferred Stocks 1.08%				$8,892,649
(Cost $9,349,624)

Agricultural Products 0.19%				1,547,578
Ocean Spray Cranberries, Inc. , 6.250%, Ser A (S)			23,250	1,547,578

Diversified Financial Services 0.27%				2,259,562
Bank of America Corp. , 8.625%			100,425	2,259,562

Diversified Metals & Mining 0.40%				3,288,119
Freeport-McMoRan Copper & Gold, Inc. , 6.750%			14,970	1,429,635
Vale Capital II , 6.750%			30,663	1,858,484

Wireless Telecommunication Services 0.22%				1,797,390
Telephone & Data Systems, Inc. , 7.600%, Ser A			81,000	1,797,390

Warrants 0.00%				$5,851
(Cost $0)

Gold 0.00%				5,851
New Gold, Inc. (I)			21	5,851

		Maturity	Par value
Issuer	Rate	date		Value

Short-term investments 0.77%				$6,300,000
(Cost $6,300,000)

U.S. Government Agency 0.77%				6,300,000
Federal Home Loan Bank,
Discount Note	0.080%	09/01/09	6,300,000	6,300,000

Total investments (Cost $854,463,343)† 98.66%				$810,292,617

Other assets and liabilities, net 1.34%				$11,038,960

Total net assets 100.00%				$821,331,577

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common shareholders.

CMBS Commercial Mortgage Backed Securities

Gtd Guaranteed

IO Interest Only – Tranch of Stripped Mortgage Pool

MTN Medium-Term Note

REIT Real Estate Investment Trust

(H) Issuer has filed for protection under the Federal Bankruptcy Code and/or is in default of interest payment.

(I) Non-income producing security.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $125,851,282 or 15.32% of the net assets of the Fund as of August 31, 2009.

John Hancock Bond Fund
Securities owned by the Fund on
August 31, 2009 (Unaudited)

† At August 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $854,610,920. Net unrealized depreciation aggregated $44,318,303, of which $45,062,736 related to appreciated investment securities and $89,381,039 related to depreciated investment securities.

Notes to the Schedule of Investments (Unaudited)

Security valuation
Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data as well as broker quotes. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent pricing service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued as described below. Certain short-term debt instruments are valued at amortized cost.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Fair value measurements
The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

• Level 1 — Exchange traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants, rights, options and futures.

• Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities. Also, over-the-counter derivative contracts, including swaps, foreign forward currency contracts, and certain options use these techniques.

• Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use

19

observable or unobservable inputs but may also include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2009, by major security category or security type.

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset Backed Securities	-	$22,584,841	$1,993,300	$24,578,141
Corporate Bonds	-	445,022,443	2,972,800	447,995,243
Collateralized Mortgage Obligations	-	108,943,131	19,142,366	128,085,497
Convertible Bonds	-	550,750	-	550,750
Foreign Government	-	3,188,465	-	3,188,465
Preferred Stocks	$5,486,587	3,406,062	-	8,892,649
Term Loans	-	472,750	-	472,750
U.S. Government	-	190,223,271	-	190,223,271
Warrants	5,851		-	5,851
Short Term Investments		6,300,000		6,300,000
Total Investments in Securities	$5,492,438	$780,691,713	$24,108,466	$810,292,617
Other Financial Instruments		($349,535)	-	($349,535)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Asset		Collateralized
	Backed	Corporate	Mortgage
	Securities	Bonds	Obligations	Totals
Balance as of 5/31/09	$ 1,414,600	$ 3,073,250	$18,353,377	$22,841,227
Change in Unrealized appreciation
(depreciation)	578,700	(100,450)	5,410,542	5,888,792

Net purchases (sales)	-	-	(2,996,960)	(2,996,960)

Transfers in and/or out of Level 3	-	-	(1,624,593)	(1,624,593)
Balance as of 8/31/09	$ 1,993,300	$ 2,972,800	$19,142,366	$24,108,466

Credit default swap agreements
Credit default swaps (CDS) involve the exchange of a fixed -rate premium (paid by the “Buyer”) or protection against the loss in value of an underlying debt instrument, reference entity or index, in the event of a defined credit event (such as default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the “Seller”), receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return, the Seller agrees to remedies that are specified within the credit default agreement and are dependent on the referenced obligation, entity or credit index. The Fund may enter into CDS in which the Fund may act as the Buyer or Seller. By acting as the Seller, in circumstances in which the Fund does not hold offsetting cash equivalent positions equaling the notional amount of the swap, the Fund effectively incurs economic leverage because it would be obligated to pay the Buyer such notional amount in the event of a default. The amount of loss in such case would be reduced by any recovery value on the underlying credit.

During the period ended August 31, 2009, the Fund held CDS on certain securities to take a long position in the exposure of the reference credit and enhance potential gain.

20

The following summarizes the contracts that the Fund held as a Seller as of August 31, 2009:

				NOTIONAL	PAY/
	REFERENCE	IMPLIED		AMOUNT/	RECEIVE		UNREALIZED
COUNTER-	OBGLICA-	CREDIT		EXPOSURE	FIXED	MATURITY	APPRECIATION	MARKET
PARTY	TION	SPREAD	CURRENCY	PURCHASED	RATE	DATE	(DEPRECIATION)	VALUE
Goodyear
Bank of	Tire & Rubber
America	Co.	6.04%	USD	5,000,000	1.51%	Jun 2012	($349,535)	($349,535)

CDS Notional amounts at August 31, 2009 are representative of the activity during the period.

Fair value of derivative instruments by risk category
The table below summarizes the fair values of derivatives held by the Fund at August 31, 2009 by risk category:

Derivatives not
accounted for as
hedging instruments	Financial instruments	Asset Derivatives	Liability Derivatives
under FAS 133	location	Fair Value	Fair Value

Credit Contracts	Credit default swaps	-	($349,535)

Risks and uncertainties
There are a number of risk factors that may play a role in shaping the Fund’s overall risk profile. For further details, see the Fund’s Prospectus and Statement of Additional Information.

21

More information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky††
Gregory A. Russo
John G. Vrysen†

Officers
Keith F. Hartstein
President and Chief Executive Officer

Andrew G. Arnott‡
Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

*Member of the Audit Committee
††Member of the Audit Committee effective 9-1-09
†Non-Independent Trustee
‡Effective 9-1-09

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Bond Fund.

210Q1 8/09
10/09

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Sovereign Bond Fund

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: October 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: October 23, 2009

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: October 23, 2009